UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%
	Shares	Value
AUSTRALIA — 3.5%
Amcor	17,042	$185,006
AMP	31,080	117,972
Domino’s Pizza Enterprises	2,700	121,855
REA Group	2,330	92,969
Sonic Healthcare	10,187	161,011
Sydney Airport	21,542	95,669
Transurban Group	12,430	96,250

		870,732

BELGIUM — 1.3%
KBC Group	2,110	136,862
Proximus SADP	3,905	112,107
Telenet Group Holding *	1,316	70,569

		319,538

BRAZIL — 0.9%
Engie Brasil Energia	11,100	126,335
Natura Cosmeticos	12,500	100,423

		226,758

CANADA — 9.7%
ARC Resources	4,386	68,124
Bank of Montreal	2,550	192,519
Bank of Nova Scotia	3,516	209,706
BCE	2,645	119,007
Brookfield Asset Management, Cl A	2,859	98,681
CAE	8,990	127,429
Canadian National Railway	1,336	92,677
Enbridge	5,215	221,600
Encana	17,853	227,450
Husky Energy *	4,475	57,630
Intact Financial	1,740	126,802
Metro, Cl A	4,120	124,919
Royal Bank of Canada	2,914	209,115
TELUS	3,900	129,945
Toronto-Dominion Bank	3,080	159,250
TransCanada	4,790	225,548

		2,390,402

CHINA — 4.60%
Alibaba Group Holding ADR *	720	72,943
Bank of China	144,000	65,070
China Construction Bank	79,000	58,430
Fang Holdings ADR *	15,279	58,213
Great Wall Motor	65,000	64,866
Industrial & Commercial Bank of China	98,000	59,890

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — (continued)
JD.com ADR *	2,830	$80,372
Jiangsu Expressway	74,000	92,867
Kingsoft	46,000	96,215
PetroChina	124,000	97,502
Tencent Holdings	14,300	373,744

		1,120,112

DENMARK — 1.1%
Danske Bank	4,069	135,578
Genmab *	645	124,468

		260,046

FRANCE — 7.3%
Air Liquide	1,154	124,712
BNP Paribas	2,230	142,621
Bollore	17,730	70,876
Carrefour	2,790	68,308
Casino Guichard Perrachon	2,490	134,278
Hermes International	454	197,457
Iliad	601	128,568
Kering	737	175,383
L’Oreal	660	120,077
LVMH Moet Hennessy Louis Vuitton	1,039	209,522
Sanofi	990	79,696
Thales	992	93,032
TOTAL	4,942	249,202

		1,793,732

GERMANY — 3.5%
Fresenius & KGaA	2,275	179,304
Infineon Technologies	14,416	264,693
ProSiebenSat.1 Media	2,418	102,643
SAP	3,387	309,773

		856,413

GREECE — 0.5%
National Bank of Greece *	292,624	69,888
Piraeus Bank *	316,990	60,635

		130,523

HONG KONG — 1.60%
AIA Group	39,800	245,438
MTR	19,000	96,700
New World Development	51,000	58,744

		400,882

INDONESIA — 1.7%
Bank Central Asia	128,900	147,701
Kalbe Farma	1,496,800	162,543
Telekomunikasi Indonesia Persero	378,500	109,702

		419,946

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — 1.0%
Intesa Sanpaolo	52,686	$123,554
Terna Rete Elettrica Nazionale	26,594	116,627

		240,181

ISRAEL — 0.3%
Taro Pharmaceutical Industries *	735	76,800

JAPAN — 17.2%
Asahi Group Holdings	3,600	126,955
Calbee	3,000	97,935
Casio Computer	6,800	94,472
Central Japan Railway	600	97,375
Dai-ichi Life Holdings	4,500	82,425
Fukuoka Financial Group	25,000	111,037
Honda Motor	6,600	198,572
Hoshizaki	1,100	89,994
JFE Holdings	7,300	128,524
KDDI	7,300	196,482
Keyence	400	155,878
Kose	1,200	102,332
Kubota	8,900	142,305
Mitsubishi	4,300	97,383
Mitsubishi UFJ Financial Group	32,000	207,762
Mizuho Financial Group	55,000	102,745
MS&AD Insurance Group Holdings	4,100	138,215
Murata Manufacturing	700	94,857
Nidec	1,000	94,248
Nippon Electric Glass	8,000	46,263
Nippon Steel & Sumitomo Metal	4,300	104,525
Nippon Yusen	45,000	95,936
Nitori Holdings	800	89,682
Nomura Holdings	17,100	106,861
Oracle Japan	1,800	101,053
Park24	3,200	88,545
Rinnai	1,100	93,804
Santen Pharmaceutical	8,000	100,626
SMC	500	137,286
Sumitomo Mitsui Financial Group	3,300	130,476
Sundrug	1,900	131,308
Taiheiyo Cement	33,000	115,789
Taisei	12,000	85,490
Tokio Marine Holdings	2,500	105,063
Toyota Motor	3,300	193,002
Tsuruha Holdings	1,500	141,239

		4,226,444

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — 0.7%
KLCCP Stapled Group	39,400	$71,070
Telekom Malaysia	69,600	93,492

		164,562

MEXICO — 1.2%
Grupo Aeroportuario del Sureste, Cl B	8,040	117,261
Grupo Televisa	21,900	98,283
OHL Mexico	81,200	77,012

		292,556

NETHERLANDS — 2.3%
Aegon	34,540	187,084
Akzo Nobel	1,990	135,035
ASML Holding	1,200	145,764
Wolters Kluwer	2,653	101,366

		569,249

NORWAY — 0.4%
Schibsted, Cl A	3,880	102,851

PHILIPPINES — 3.3%
Aboitiz Equity Ventures	63,610	94,971
Ayala	13,570	218,146
Bank of the Philippine Islands	65,410	117,768
Globe Telecom	2,655	91,763
GT Capital Holdings	3,495	91,580
JG Summit Holdings	62,520	93,343
Jollibee Foods	22,880	94,527

		802,098

RUSSIA — 0.4%
MegaFon PJSC GDR	7,890	85,607

SINGAPORE — 0.4%
StarHub	47,800	100,771

SOUTH AFRICA — 0.6%
Naspers, Cl N	855	135,597

SOUTH KOREA — 4.2%
Coway	1,155	86,965
E-MART	688	120,182
GS Engineering & Construction *	3,800	90,577
Hana Financial Group	4,417	130,941

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — (continued)
Hyundai Glovis	699	$93,533
KB Financial Group	3,417	138,197
KEPCO Plant Service & Engineering *	1,855	87,315
Korea Electric Power *	3,061	111,814
NCSoft	438	114,579
Samsung SDI	567	56,354

		1,030,457

SPAIN — 2.8%
Banco Santander	41,115	228,785
CaixaBank	31,264	114,233
Industria de Diseno Textil	2,789	92,034
Red Electrica	6,529	116,633
Repsol	9,475	139,873

		691,558

SWEDEN — 2.6%
Assa Abloy, Cl B	5,039	95,458
Atlas Copco, Cl A	4,605	147,660
Skanska, Cl B	3,274	80,150
Svenska Cellulosa SCA, Cl B	3,911	117,666
Svenska Handelsbanken, Cl A	13,190	197,059

		637,993

SWITZERLAND — 8.0%
Adecco Group	945	67,432
Chocoladefabriken Lindt & Spruengli	2	130,053
Credit Suisse Group	13,713	208,350
Galenica	90	98,703
Nestle	4,640	340,028
Novartis	1,960	143,931
Partners Group Holding	412	208,276
Roche Holding	968	228,607
SGS	46	97,539
Sika	34	178,684
UBS Group	15,690	253,972

		1,955,575

TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing ADR	12,077	373,300
Transcend Information	26,000	71,009

		444,309

THAILAND — 0.8%
Bumrungrad Hospital	16,400	83,374
Minor International	125,000	124,411

		207,785

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — 11.3%
Anglo American	9,220	$157,524
Antofagasta	5,550	58,303
British American Tobacco	2,790	171,977
British Land ‡	7,900	57,944
Bunzl	3,622	95,192
Compass Group	11,389	202,318
DCC	1,270	102,178
GlaxoSmithKline	7,400	142,256
Glencore *	42,200	173,318
Hargreaves Lansdown	6,040	102,814
Hikma Pharmaceuticals	3,900	89,496
HSBC Holdings	37,517	319,262
Imperial Brands	3,300	152,514
National Grid	8,890	103,759
Next	855	41,198
Rio Tinto	3,770	165,579
Royal Dutch Shell, Cl A	11,206	302,760
Tesco *	28,445	69,641
Unilever	3,668	148,940
United Utilities Group	10,770	124,251

		2,781,224

TOTAL COMMON STOCK (Cost $21,765,554)		23,334,701

PREFERRED STOCK — 2.5%
BRAZIL — 1.4%
Gerdau	22,100	85,717
Itau Unibanco Holding	10,900	129,049
Petroleo Brasileiro *	27,600	131,794

		346,560

SOUTH KOREA — 1.1%
Samsung Electronics	192	259,558

TOTAL PREFERRED STOCK (Cost $535,282)		606,118

EXCHANGE TRADED FUND — 0.7%
VanEck Vectors Russia ETF	8,787	187,866

TOTAL EXCHANGE TRADED FUND (Cost $152,832)		187,866

TOTAL INVESTMENTS — 98.2% (Cost $22,453,668) †		$24,128,685

Percentages are based on Net Assets of $24,567,864.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

The outstanding forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Northern Trust Company	3/21/17	AUD	495,000	USD	374,475	$(797)
Northern Trust Company	3/20/17	CAD	1,158,000	USD	865,908	(22,853)
Northern Trust Company	2/22/17-3/6/17	CHF	332,000	USD	330,421	(6,581)
Northern Trust Company	2/22/17-4/26/17	EUR	2,756,400	USD	2,934,788	(47,172)
Northern Trust Company	2/23/17-7/26/17	KRW	599,000,000	USD	511,056	(9,330)
Northern Trust Company	3/21/17	MXN	4,959,000	USD	240,331	3,065
Northern Trust Company	7/25/17	PHP	37,000,000	USD	731,949	(5,586)
Northern Trust Company	3/21/17-4/6/17	USD	852,396	AUD	1,176,700	39,494
Northern Trust Company	2/22/17-3/21/17	USD	2,685,771	EUR	2,530,400	51,032
Northern Trust Company	2/22/17	USD	442,114	GBP	357,000	7,131
Northern Trust Company	3/21/17	USD	236,946	JPY	27,585,000	8,573
Northern Trust Company	7/31/17	USD	292,521	TWD	9,074,000	1,199
Northern Trust Company	3/6/17	USD	284,164	ZAR	4,060,000	15,442

						$33,617

For the period ended January 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $22,453,668, and the unrealized appreciation and depreciation were $2,011,301 and $(336,284) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

GBP —  British Pound Sterling

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

PHP — Philippine Peso

PJSC — Public Joint Stock Company

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$870,732	$—	$—	$870,732
Belgium	319,538	—	—	319,538
Brazil	226,758	—	—	226,758
Canada	2,390,402	—	—	2,390,402
China	211,528	908,584	—	1,120,112
Denmark	260,046	—	—	260,046
France	1,793,732	—	—	1,793,732
Germany	856,413	—	—	856,413
Greece	130,523	—	—	130,523
Hong Kong	—	400,882	—	400,882
Indonesia	419,946	—	—	419,946
Italy	240,181	—	—	240,181
Israel	76,800	—	—	76,800
Japan	4,226,444	—	—	4,226,444
Malaysia	164,562	—	—	164,562
Mexico	292,556	—	—	292,556
Netherlands	569,249	—	—	569,249
Norway	102,851	—	—	102,851
Philippines	802,098	—	—	802,098
Russia	85,607	—	—	85,607
Singapore	100,771	—	—	100,771
South Africa	135,597	—	—	135,597
South Korea	1,030,457	—	—	1,030,457
Spain	691,558	—	—	691,558
Sweden	637,993	—	—	637,993
Switzerland	1,955,575	—	—	1,955,575
Taiwan	373,300	71,009	—	444,309
Thailand	207,785	—	—	207,785
United Kingdom	2,781,224	—	—	2,781,224

Total Common Stock	21,954,226	1,380,475	—	23,334,701
Preferred Stock
Brazil	346,560	—	—	346,560
South Korea	259,558	—	—	259,558

Total Preferred Stock	606,118	—	—	606,118
Exchange Traded Fund	187,866	—	—	187,866

Total Investments in Securities	$22,748,210	$1,380,475	$—	$24,128,685

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts‡
Unrealized Appreciation	$—	$125,936	$—	$125,936
Unrealized Depreciation	—	(92,319)	—	(92,319)

Total Other Financial Instruments	$—	$33,617	$—	$33,617

‡ Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2017, securities with a total value $1,380,475 were classified as Level 2 due to the application of the fair value provided by MarkIt. As of January 31, 2017, securities with a total value of $218,146 transferred from Level 2 to Level 1 since the prior year end, primarily due to the application of the fair value at the prior year end. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2017. All other transfers were considered to have occurred as of the end of the year.

For the period ended January 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

RSQ-QH-001-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017